Equity Capital and Earnings Per Share - Preferred Shares and Other Equity Instruments (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [Line Items]
Face amount	$ 513,010	$ 499,021
LRCN, Series 1 | On June 19, 2026 and every five years thereafter until June 19, 2076
Disclosure of classes of share capital [Line Items]
Borrowings, adjustment to interest rate basis	2.839%
Other equity instruments | LRCN, Series 1
Disclosure of classes of share capital [Line Items]
Limited recourse capital notes, annual dividend / distribution rate	3.375%
Face amount	$ 2,000
Net amount	$ 1,982	1,982
Other equity instruments | LRCN, Series 1 | Before June 18, 2026
Disclosure of classes of share capital [Line Items]
Borrowings, interest rate	3.375%
Other equity instruments | LRCN, Series 2
Disclosure of classes of share capital [Line Items]
Limited recourse capital notes, annual dividend / distribution rate	4.10%
Face amount	$ 1,200
Net amount	$ 1,189	1,189
Other equity instruments | LRCN, Series 2 | Before March 18, 2027
Disclosure of classes of share capital [Line Items]
Borrowings, interest rate	4.10%
Other equity instruments | LRCN, Series 2 | On March 19, 2027 and every five years thereafter until March 19, 2077
Disclosure of classes of share capital [Line Items]
Borrowings, adjustment to interest rate basis	2.704%
Other equity instruments | LRCN, Series 3
Disclosure of classes of share capital [Line Items]
Limited recourse capital notes, annual dividend / distribution rate	7.117%
Face amount	$ 1,000
Net amount	$ 990	990
Borrowings, interest rate	7.117%
Borrowings, adjustment to interest rate basis	3.95%
Class A preferred shares, Series 2
Disclosure of classes of share capital [Line Items]
Preferred shares, annual dividend / distribution rate	4.65%
Number of shares	14
Face amount	$ 350
Net amount	$ 344	344
Class A preferred shares, Series 3
Disclosure of classes of share capital [Line Items]
Preferred shares, annual dividend / distribution rate	4.50%
Number of shares	12
Face amount	$ 300
Net amount	$ 294	294
Class 1 preferred shares, Series 3
Disclosure of classes of share capital [Line Items]
Preferred shares, annual dividend / distribution rate	2.348%
Number of shares	7
Face amount	$ 163
Net amount	$ 160	160
Specified yield percentage	1.41%
Class 1 preferred shares, Series 4
Disclosure of classes of share capital [Line Items]
Number of shares	1
Face amount	$ 37
Net amount	$ 36	36
Basis spread on dividend rate	1.41%
Class 1 preferred shares, Series 4 | If redeemed on June 19, 2021
Disclosure of classes of share capital [Line Items]
Price per share	$ 25.00
Class 1 preferred shares, Series 4 | If redeemed after June 19, 2021
Disclosure of classes of share capital [Line Items]
Price per share	$ 25.50
Class 1 preferred shares, Series 9
Disclosure of classes of share capital [Line Items]
Preferred shares, annual dividend / distribution rate	5.978%
Number of shares	10
Face amount	$ 250
Net amount	$ 244	244
Specified yield percentage	2.86%
Class 1 preferred shares, Series 11
Disclosure of classes of share capital [Line Items]
Preferred shares, annual dividend / distribution rate	6.159%
Number of shares	8
Face amount	$ 200
Net amount	$ 196	196
Specified yield percentage	2.61%
Class 1 preferred shares, Series 13
Disclosure of classes of share capital [Line Items]
Preferred shares, annual dividend / distribution rate	6.35%
Number of shares	8
Face amount	$ 200
Net amount	$ 196	196
Specified yield percentage	2.22%
Class 1 preferred shares, Series 15
Disclosure of classes of share capital [Line Items]
Preferred shares, annual dividend / distribution rate	5.775%
Number of shares	8
Face amount	$ 200
Net amount	$ 195	195
Specified yield percentage	2.16%
Class 1 preferred shares, Series 17
Disclosure of classes of share capital [Line Items]
Preferred shares, annual dividend / distribution rate	5.542%
Number of shares	14
Face amount	$ 350
Net amount	$ 343	343
Specified yield percentage	2.36%
Class 1 preferred shares, Series 17 | After December 2024 for 5-Years
Disclosure of classes of share capital [Line Items]
Annual dividend rate	5.169%
Class 1 preferred shares, Series 19
Disclosure of classes of share capital [Line Items]
Preferred shares, annual dividend / distribution rate	5.169%
Number of shares	10
Face amount	$ 250
Net amount	$ 246	246
Specified yield percentage	2.30%
Class 1 preferred shares, Series 25
Disclosure of classes of share capital [Line Items]
Preferred shares, annual dividend / distribution rate	5.942%
Number of shares	10
Face amount	$ 250
Net amount	$ 245	245
Specified yield percentage	2.55%
Preferred shares
Disclosure of classes of share capital [Line Items]
Number of shares
Face amount	$ 6,750
Net amount	$ 6,660	$ 6,660